Document and Entity Information	Jul. 22, 2026
Details
Registrant CIK	0000823546
Document Type	8-K
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	ROCKETFUEL BLOCKCHAIN, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	033-17773
Entity Tax Identification Number	90-1188745
Entity Address, Address Line One	3651 Lindell Road, Suite D565
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
Entity Address, Address Description	Address of Principal Executive Offices
Phone Fax Number Description	Registrant's telephone number, including area code
City Area Code	424
Local Phone Number	256-8560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false